Fair values of financial assets and liabilities - Financial liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 47,780	£ 51,920
Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,946	1,596
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	43,509	49,597
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,325	727
Liabilities held at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,982	7,096
Liabilities held at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	7,930	7,085
Liabilities held at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	52	11
Trading liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	16,772	23,451
Trading liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,672	1,464
Trading liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	14,100	21,987
At fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	24,754	30,547
At fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	2,672	1,464
At fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	22,030	29,072
At fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	52	11
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	23,026	21,373
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	274	132
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	21,479	20,525
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 1,273	£ 716